Taxes (Details 2)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes
Statutory PRC income tax rate	25.00%	25.00%	25.00%
Different tax rate impact	(2.00%)	341.00%	3.00%
Permanent difference and others	7.00%	53.00%	(4.00%)
Changes of deferred tax assets valuation allowances	(22.00%)	79.00%	2.00%
Total	8.00%	498.00%	26.00%